SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Federal Deposit Insurance Corporation insures account balances	$ 250,000	$ 250,000
Percentage of revenues	0.70
Accounts receivable	$ 21,338